SEGMENT INFORMATION - Long-lived Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Segment Information
Long-Lived Assets	$ 14,649	$ 14,762
U.S.
Segment Information
Long-Lived Assets	6,508	6,640
Australia
Segment Information
Long-Lived Assets	2,841	2,760
Ghana
Segment Information
Long-Lived Assets	2,414	2,435
Peru
Segment Information
Long-Lived Assets	2,040	2,109
Suriname
Segment Information
Long-Lived Assets	835	$ 818
Other Countries
Segment Information
Long-Lived Assets	$ 11